Vessels, net:	6 Months Ended
Jun. 30, 2018
Vessels, Net [Abstract]
Vessels, net:

4. Vessels, net:

The amounts in the accompanying consolidated condensed balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2017	$1,167,500	$(190,202)	$977,298
Other additions to vessels’ cost	409	—	409
Period depreciation	—	(15,039)	(15,039)
Balance June 30, 2018	$1,167,909	$(205,241)	$962,668

As of June 30, 2018, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the Term Loan B, further discussed in Note 5.